Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Schedule of Assets and Liabilities that Were Measured at Fair Value on a Recurring Basis
The following table presents information about the Company’s assets and liabilities that were measured at fair value on a recurring basis as of September 30, 2023 and December 31, 2022, and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.

	September 30, 2023	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

Assets:
Marketable securities held in Trust Account	$45,160,614	$45,160,614	$—	$—
Liabilities:
Warrant Liability – Public Warrants	$1,281,000	$1,281,000	$—	$—
Warrant Liability – Private Placement Warrants	740,133	—	740,133	—

	$2,021,133	$1,281,000	$740,133	$—

	December 31, 2022	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
	$228,254,077	$228,254,077	$—	$—
Liabilities:
Warrant Liability – Public Warrants	$1,447,500	$1,447,500	$—	$—
Warrant Liability – Private Placement Warrants	836,333	—	836,333	—

	$2,283,833	$1,447,500	$836,333	$—

The following table presents information about the Company’s assets and liabilities that were measured at fair value on a recurring basis as of December 31, 2022 and December 31, 2021, and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.

	December 31,	Quoted Prices In Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
	2022	(Level 1)	(Level 2)	(Level 3)
Assets:
Marketable securities held in Trust Account	$228,254,077	$228,254,077	$—	$—

	$228,254,077	$228,254,077	$—	$—
Liabilities:
Warrant Liability – Public Warrants	$1,447,500	$1,447,500	$—	$—
Warrant Liability – Private Placement Warrants	836,333	—	836,333	—

	$2,283,833	$1,447,500	$836,333	$—

	December 31,	Quoted Prices In Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
	2021	(Level 1)	(Level 2)	(Level 3)
Assets:
Marketable securities held in Trust Account	$225,008,593	$225,008,593	$—	$—

	$225,008,593	$225,008,593	$—	$—
Liabilities:
Warrant Liability – Public Warrants	$4,649,250	$4,649,250	$—	$—
Warrant Liability – Private Placement Warrants	2,734,333	—	—	2,734,333

	$7,383,583	$4,649,250	$—	$2,734,333

Schedule of Key Inputs into the BSM Model for the Warrant Liability
The key inputs into the BSM model for the Private Placement Warrants were as follows:

Input	December 31, 2022	December 31, 2021
Expected term (years)	—	5.70
Expected volatility	—	10.70%
Risk-free interest rate	—	1.32%
Dividend yield	—	0.00%

Summary of Changes in the Fair Value of the Warrant Liability
The following table sets forth a summary of the changes in the fair value of the Level 3 warrant liability for the three and nine months ended September 30, 2023 and 2022:

Warrant Liability
Fair value as of December 31, 2022	$—
Change in fair value	—

Fair value as of March 31, 2023	—
Change in fair value	—
Fair value as of June 30, 2023	$—

Change in fair value	—

Fair value as of September 30, 2023	$—

Warrant Liability
Fair value as of December 31, 2021	$2,734,333
Change in fair value	(1,715,566)

Fair value as of March 31, 2022	1,018,767
Change in fair value	(377,867)

Fair value as of June 30, 2022	$640,900
Change in fair value	(99,233)
Transfers from Level 3 to Level 2	(541,667)

Fair value as of September 30, 2022	$—

The following table sets forth a summary of the changes in the fair value of the Level 3 warrant liability for the year ended December 31, 2022 and for the period from January 28, 2021 (inception) through December 31, 2021:

Warrant Liability
Fair value as of December 31, 2021	$2,734,333
Transfers from Level 3 to Level 2	(541,667)
Change in fair value	(2,192,666)

Fair value as of December 31, 2022	$—

Warrant Liability
Fair value as of January 28, 2021 (inception)	$—
Initial fair value of warrant liability upon issuance at IPO	10,685,261
Transfer out of Level 3 to Level 1	(4,425,750)
Change in fair value	(3,525,178)

Fair value as of December 31, 2021	$2,734,333

LGM ENTERPRISES, LLC [Member]
Schedule of Key Inputs into the BSM Model for the Warrant Liability
As of September 30, 2023, the fair value of the derivative liability was determined using the following assumptions:

September 30, 2023
Exchange closing price	$10.66
Contractual conversion price	$10.00
Risk-free rate	5.6%
Estimated volatility	3.7%

The fair value of the derivative liability was determined using the following assumptions:

October 17, 2022
Exchange closing price	$9.82
Contractual conversion price	$10.00
Risk-free rate	4.3%
Estimated volatility	4.5%

Schedule of Fair Value Hierarchy for its Assets and Liabilities That are Measured at Fair Value on A Recurring Basis
The following tables present the Company’s fair value hierarchy for its assets and liabilities that are measured at fair value on a recurring basis and indicate the level within the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value:

	Fair Value Measurements at September 30, 2023
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market mutual funds	$146	$—	$—	$146
Short-term investments	—	71,148	—	71,148

	$146	$71,148	$—	$71,294

Liabilities:
Derivative liability	$—	$—	$4,548	$4,548

	$—	$—	$4,548	$4,548

	Fair Value Measurements at December 31, 2022
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market mutual funds	$515	$—	$—	$515
Short-term investments	—	69,448	—	69,448

	$515	$69,448	$—	$69,963

Liabilities:
Derivative liability	$—	$—	$971	$971

	$—	$—	$971	$971

The following tables present the Company’s fair value hierarchy for its assets and liabilities that are measured at fair value on a recurring basis and indicate the level within the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value:

	December 31, 2022
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market mutual funds	$515	$—	$—	$515
Short-term investments	—	69,448	—	69,448
Derivative liability	—	—	971	971

	$ 515	$69,448	$971	$70,934

	Fair Value Measurements at
	December 31, 2021
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market mutual funds	$383	$—	$—	$383
Short-term investments	—	10,355	—	10,355

	$ 383	$10,355	$ —	$10,738

Schedule of Change in the Fair Value of the Derivative Liability Measured on a Recurring Basis Using Unobservable Input Reconciliation
The following table shows the change in the fair value of the derivative liability during the nine-month period ended September 30, 2023:

Amount
Balance as of December 31, 2022	$971
Change in fair value of derivative instrument	3,577

Balance as of September 30, 2023	$4,548

The following table shows the change in the fair value of the derivative liability during the year ended December 31, 2022:

Amounts
Balance as of December 31, 2021	$—
Issuance of derivative instrument	1,441
Change in fair value of derivative instrument	(470)

Balance as of December 31, 2022	$971